Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stock Options Activity
The following is a summary of Elbit Systems' options activity under the Equity Incentive Plans:

	Number of Options 2023	Weighted average exercise price 2023	Number of Options 2022	Weighted average exercise price 2022
Outstanding - beginning of the year	1,728,106	156.66	1,076,750	131.37
Granted	76,100	182.06	1,028,100	185.30
Exercised	(312,085)	129.04	(241,844)	128.76
Forfeited	(39,300)	180.54	(134,900)	223.12
Outstanding - end of the year	1,452,821	163.30	1,728,106	156.66

Options Outstanding Separated into Ranges of Exercise Prices
The options outstanding as of December 31, 2023, have been separated into ranges of exercise prices, as follows:
Options outstanding:

Exercise price	Number of Options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
121.42 - 216.32	1,452,821	2.64	$163.30

Compensation Expenses Before Tax
Compensation expenses related to the Equity Incentive Plans amounted to $12,141, $10,463 and $5,312 for the three years ended December 31, 2023, 2022 and 2021 respectively, which were recognized, as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Cost of revenues	$10,319	$8,893	$4,515
General and administration expenses	1,822	1,570	797
	$12,141	$10,463	$5,312
The Company recorded an amount of approximately $10,589, $62,090 and $18,431, during the three years ended December 31, 2023, 2022 and 2021, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Cost of revenues	$6,164	$34,778	$10,522
General and administration expenses	2,635	15,537	4,584
Marketing and selling	1,790	11,775	3,325
	$10,589	$62,090	$18,431

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Net income to shareholders of ordinary shares Year Ended December 31, 2023	Weighted average number of shares (*) Year Ended December 31, 2023	Per Share amount Year Ended December 31, 2023	Net income to shareholders of ordinary shares Year Ended December 31, 2022	Weighted average number of shares (*) Year Ended December 31, 2022	Per Share amount Year Ended December 31, 2022
Basic net earnings	$215,131	44,375	$4.85	$275,448	44,322	$6.21
Effect of dilutive securities:
Employee stock options	—	217	(0.03)	—	259	(0.03)
Diluted net earnings	$215,131	44,592	$4.82	$275,448	44,581	$6.18
(*) In thousands